Balance Sheet Classifications and Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated as Hedging Instrument
ASSETS
Derivative assets	$ 4.8	$ 1.5
LIABILITIES
Derivative liabilities	111.8	109.7
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	4.6	1.4
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	111.7	107.6
Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.2	0.1
Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	0.1	2.1
Not Designated as Hedging Instrument
ASSETS
Derivative assets	0.3	0.9
LIABILITIES
Derivative liabilities	1.2	0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets		0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.6	0.4
Not Designated as Hedging Instrument | Foreign-exchange contracts | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.4	0.1
Not Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.3	0.1
Not Designated as Hedging Instrument | Foreign-exchange contracts | Truck, Parts and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	$ 0.2	$ 0.3